[K&L | GATES LOGO]                Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                  1601 K Street NW
                                  Washington, DC 20006-1600

                                  T 202.778.9000   www.klgates.com

                                                        Diane E. Ambler
                                                        202.778.9886
                                                        Fax:  202.778.9100
                                                        diane.ambler@klgates.com

January 5, 2012

EDGAR FILING

United States Securities and Exchange Commission
100 F Street, NE

Washington, DC 20549

      Re:   MetLife Insurance Company of Connecticut
            Form S-3 Registration Statement
            File No. 333-____________

Dear Sir or Madam:

      On behalf of MetLife Insurance Company of Connecticut ("MICC"), transmitted herewith for filing, pursuant to the requirements of Section 10(a) of the Securities Act of 1933, as amended (the "1933 Act") and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of a registration statement on Form S-3 (the "Registration Statement") with respect to the MetLife Retirement Account Liquidity Benefit (the "Liquidity Benefit"), which has a market value adjustment feature and which is available in conjunction with certain group variable annuity contracts issued by MICC. The Registration Statement has been filed in accordance with Rule 413 under the 1933 Act to register additional securities in the same class as already in effect for the Liquidity Benefit pursuant to a registration statement filed on Form S-1 (SEC File No. 333-171834).

      The disclosure requirements of Form S-3 are substantially similar to the disclosure requirements of Form S-1; however, unlike Form S-1, Form S-3 provides that all documents filed subsequently by the registrant pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act of 1934 (the "Exchange Act"), prior to termination of the registration statement, shall be deemed to be incorporated by reference into the prospectus. Form S-1 filers typically file a post-effective amendment to incorporate by reference any new documents filed subsequently by the registrant pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act.

      The existing disclosure has been updated as necessary and has otherwise not materially changed. The Registration Statement includes a delaying amendment in accordance with Rule 473 under the 1933 Act. MICC intends to file a pre-effective amendment in early 2012 to address (i) open items in the Registration Statement and (ii) address any comments raised by the Commission staff.

      This transmission contains conformed signature pages, the manually signed originals of which are maintained at MICC's offices. Please contact Andras P. Teleki at (202) 778-9477 or the undersigned at (202) 778-9886 with any questions comments.

                                          Sincerely,

                                          /s/ Diane E. Ambler

                                          Diane E. Ambler

Enclosure

cc Sonny Oh, SEC